October 4, 2016

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard International Equity Index Funds (the Trust)
File No. 33-32548

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement filed on September 19, 2016, filed pursuant to Rule 497(e), for Vanguard Emerging Markets Stock Index Fund, a series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at (610) 669-2153.

Sincerely,

Jaliya Faulkner
Associate Counsel
The Vanguard Group, Inc.